Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Summary of Components of Property and Equipment

The following table provides a summary of the components of property and equipment (in thousands):

	December 31,
	2016	2015

Property and equipment, at cost:
Land and improvements	$84,474	$100,053
Building and improvements	782,892	853,853
Equipment and fixtures	592,463	616,667
Construction in progress	60,146	33,080
Total property and equipment, at cost	1,519,975	1,603,653
Less: Accumulated depreciation and amortization	(786,075)	(723,404)
Total property and equipment, net	$733,900	$880,249